Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Electric Vehicles and Future Transportation ETF	Oct. 30, 2023
Fidelity Electric Vehicles and Future Transportation ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(44.20%)
Since Inception	(33.23%)	[1]
Fidelity Electric Vehicles and Future Transportation ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(44.24%)
Since Inception	(33.28%)	[1]
Fidelity Electric Vehicles and Future Transportation ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(26.13%)
Since Inception	(25.01%)	[1]
IXV7M
Average Annual Return:
Past 1 year	(43.36%)
Since Inception	(32.37%)	[1]
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	(10.36%)	[1]

[1]	AFrom October 5, 2021.